BORROWINGS (Narrative) (Details) MYR in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 24, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 MYR	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Bank borrowings, average interest rate		3.49%	3.49%	2.36%
Long-term borrowings maturity, start year		2017
Long-term borrowings maturity, end year		2019
Unused loan facility		$ 43.5		$ 52.7
Long-term bank borrowings [Member]
Debt Instrument [Line Items]
Long-term bank borrowings, average interest rate		2.66%	2.66%	2.53%
Government Loan [Member] | Malaysia [Member]
Debt Instrument [Line Items]
Debt instrument face amount		$ 198.0	MYR 850.0
Government Loan [Member] | Malaysia [Member] | Through 2019 [Member]
Debt Instrument [Line Items]
Fixed interest rate		0.00%	0.00%
Government Loan [Member] | Malaysia [Member] | Through 2027 [Member]
Debt Instrument [Line Items]
Fixed interest rate		1.00%	1.00%
Government Loan [Member] | Malaysia [Member] | Through maturity [Member]
Debt Instrument [Line Items]
Fixed interest rate		2.00%	2.00%
2016 Loan [Member] | KEB Hana Bank [Member]
Debt Instrument [Line Items]
Maturity term	1 year
Debt instrument face amount	$ 45.0
Basis spread on variable rate	2.50%
Notes maturity date	Mar. 24, 2017
2016 Loan [Member] | KEB Hana Bank [Member] | Six-month LIBOR [Member]
Debt Instrument [Line Items]
Description of variable rate basis		six-month LIBOR
2016 Loan [Member] | Malaysia [Member]
Debt Instrument [Line Items]
Notes maturity date		Dec. 31, 2031
Minimum [Member]
Debt Instrument [Line Items]
Maturity term		1 month
Maximum [Member]
Debt Instrument [Line Items]
Maturity term		1 year